Division Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Segment Reporting Information [Line Items]
Division assets	$ 1,901,761	$ 2,035,173	$ 1,464,520
Unallocated Corporate
Segment Reporting Information [Line Items]
Division assets		113,849	66,914
Operating Segments | North America
Segment Reporting Information [Line Items]
Division assets		819,133	644,913
Operating Segments | South America [Member]
Segment Reporting Information [Line Items]
Division assets		536,140	135,373
Operating Segments | Europe
Segment Reporting Information [Line Items]
Division assets		304,879	351,591
Operating Segments | Asia
Segment Reporting Information [Line Items]
Division assets		261,172	$ 265,729
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Division assets	81,945	113,849
Europe [Member] | Operating Segments
Segment Reporting Information [Line Items]
Division assets	266,879	304,879
North America [Member] | Operating Segments
Segment Reporting Information [Line Items]
Division assets	825,545	819,133
South America [Member] | Operating Segments
Segment Reporting Information [Line Items]
Division assets	463,527	536,140
Asia [Member] | Operating Segments
Segment Reporting Information [Line Items]
Division assets	$ 263,865	$ 261,172